As filed with the Securities and Exchange Commission on April 4, 2018.

Registration Nos. 333-185328
811-08946

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 12	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 584 (Check appropriate box or boxes)	☒

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depository’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2018 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Journey Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

 This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 11 to Registration Statement No. 333-185328 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on February 9, 2018. Post-Effective Amendment No. 11 was scheduled to become effective on April 10, 2018. As stated on the cover page to this filing, this Post-Effective Amendment No. 12 is intended to become effective on May 1, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 4th day of April, 2018.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	April 4, 2018

James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	April 4, 2018

Adrian S. Griggs*

		Director, Executive Vice President and Chief Financial Officer	April 4, 2018

Darryl D. Button*

		Director, Senior Vice President and General Counsel	April 4, 2018

Sharon A. Cheever*

		Vice President and Secretary	April 4, 2018

Jane M. Guon*

		Senior Vice President and Chief Accounting Officer	April 4, 2018

Edward R. Byrd*

		Vice President and Controller	April 4, 2018

Brian D. Klemens*

		Executive Vice President	April 4, 2018

Dewey P. Bushaw*

		Vice President and Treasurer	April 4, 2018

Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER		April 4, 2018

Sharon A. Cheever

as attorney-in-fact

(Powers of Attorney are contained in Post Effective Amendment No. 10 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-185328, Accession No. 0001104659-17-024834, filed on April 20, 2017, as Exhibit 13.)